Goodwill - Changes in Goodwill by Reportable Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Roll Forward]
Balance at beginning of period	$ 1,075.2	$ 1,090.9
Goodwill acquired	228.0	39.4
Currency impact and other	(45.8)	(55.1)
Balance at end of period	1,257.4	1,075.2
Accumulated impairment loss	513.4	513.4	$ 513.4
Right Management
Goodwill [Roll Forward]
Balance at beginning of period	62.1
Balance at end of period	62.1	62.1
Reportable segments | Americas
Goodwill [Roll Forward]
Balance at beginning of period	466.3	465.9
Goodwill acquired	52.9	1.9
Currency impact and other	(3.5)	(1.5)
Balance at end of period	515.7	466.3
Reportable segments | Americas | United States | Reportable subsegments
Goodwill [Roll Forward]
Balance at beginning of period	450.4	448.5
Balance at end of period	476.9	450.4
Reportable segments | Southern Europe
Goodwill [Roll Forward]
Balance at beginning of period	100.5	107.8
Goodwill acquired	2.6	5.6
Currency impact and other	(7.7)	(12.9)
Balance at end of period	95.4	100.5
Reportable segments | Southern Europe | France | Reportable subsegments
Goodwill [Roll Forward]
Balance at beginning of period	76.9	87.3
Balance at end of period	69.0	76.9
Reportable segments | Southern Europe | Italy | Reportable subsegments
Goodwill [Roll Forward]
Balance at beginning of period	5.0	5.7
Balance at end of period	4.5	5.0
Reportable segments | Northern Europe
Goodwill [Roll Forward]
Balance at beginning of period	311.3	318.2
Goodwill acquired	163.3	28.0
Currency impact and other	(30.9)	(34.9)
Balance at end of period	443.7	311.3
Reportable segments | APME
Goodwill [Roll Forward]
Balance at beginning of period	70.1	72.0
Goodwill acquired	9.2	3.9
Currency impact and other	(3.7)	(5.8)
Balance at end of period	75.6	70.1
Reportable segments | Right Management
Goodwill [Roll Forward]
Balance at beginning of period	62.1	62.1
Goodwill acquired	0.0	0.0
Currency impact and other	0.0	0.0
Balance at end of period	62.1	62.1
Corporate
Goodwill [Roll Forward]
Balance at beginning of period	64.9	64.9
Goodwill acquired	0.0	0.0
Currency impact and other	0.0	0.0
Balance at end of period	64.9	$ 64.9
Corporate | Jefferson Wells
Goodwill [Roll Forward]
Balance at end of period	$ 55.5